SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished Goods	$ 3,957,950	$ 4,482,291		$ 2,556,368
Allowance for inventory obsolescence	(433,714)	(108,055)	$ (284,780)	(85,058)
Inventory, net	$ 3,524,236	$ 4,374,236		$ 2,471,310